STATEMENTS OF COMPREHENSIVE INCOME - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement
Revenue	kr 3,162	kr 1,972	kr 5,281	kr 3,553
Research and development expenses	(1,282)	(921)	(2,435)	(1,769)
Selling, general and administrative expenses	(633)	(264)	(1,085)	(465)
Operating expenses	(1,915)	(1,185)	(3,520)	(2,234)
Operating profit	1,247	787	1,761	1,319
Financial income	1,442	65	1,879	700
Financial expenses	(200)	(430)	(539)	(173)
Net profit before tax	2,489	422	3,101	1,846
Corporate tax	(598)	(116)	(745)	(444)
Net profit	kr 1,891	kr 306	kr 2,356	kr 1,402
Basic net profit per share	kr 28.87	kr 4.68	kr 35.97	kr 21.44
Diluted net profit per share	kr 28.66	kr 4.64	kr 35.71	kr 21.25
Statement of Comprehensive Income
Net profit	kr 1,891	kr 306	kr 2,356	kr 1,402
Amounts which will be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	13	(13)	29	28
Fair value adjustments of cash flow hedges:
Total comprehensive income	kr 1,904	kr 293	kr 2,385	kr 1,430